TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 44.7%
40,097	FlexShares Global Upstream Natural Resources Index Fund	$ 1,556,165
86,148	iShares Global REIT ETF	2,089,950
18,733	iShares MSCI Emerging Markets ex China ETF	1,032,001
8,184	iShares MSCI USA Small-Cap Multifactor ETF	508,717
49,828	SPDR Portfolio S&P 400 Mid Cap ETF	2,550,197
12,630	SPDR Portfolio S&P 500 Growth ETF	1,015,073
70,970	SPDR Portfolio S&P 500 Value ETF	3,624,438
50,106	SPDR Portfolio S&P 600 Small Cap ETF	2,042,321
90,756	Vanguard FTSE Developed Markets ETF	4,613,128
34,206	Vanguard FTSE Emerging Markets ETF	1,548,164
8,958	Vanguard S&P 500 ETF	4,603,606
16,828	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	519,480
		25,703,240
	FIXED INCOME - 43.6%
38,685	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,204,672
33,866	SPDR Bloomberg Investment Grade Floating Rate ETF	1,043,750
121,732	SPDR Portfolio Short Term Corporate Bond ETF	3,664,133
65,667	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,566,815
44,265	Vanguard Intermediate-Term Treasury ETF	2,629,341
22,703	Vanguard Mortgage-Backed Securities ETF	1,051,376
126,254	Vanguard Short-Term Inflation-Protected Securities ETF	6,300,074
35,672	Vanguard Short-Term Treasury ETF	2,093,590
10,880	Vanguard Total International Bond ETF(a)	531,162
57,606	Xtrackers USD High Yield Corporate Bond ETF(a)	2,082,457
		25,167,370

	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,331,545)	50,870,610

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 20.8%
	COLLATERAL FOR SECURITIES LOANED – 9.3%
5,377,479	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $5,377,479)(b)				$ 5,377,479

	MONEY MARKET FUNDS - 11.5%
6,657,102	Invesco Government & Agency Portfolio, Institutional Class, 4.26% (Cost $6,657,102)(b)				6,657,102

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,034,581)				12,034,581

	TOTAL INVESTMENTS – 109.1% (Cost $59,366,126)				$ 62,905,191
	LIABILITIES IN EXCESS OF OTHER ASSETS – (9.1)%				(5,242,110)
	NET ASSETS - 100.0%				$ 57,663,081

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
30	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	07/01/2025	$ 3,244,687	$ 20,859
2	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/23/2025	202,710	(7,405)
3	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	06/23/2025	847,988	(24,600)
1	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	06/23/2025	293,860	(9,790)
5	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/23/2025	604,075	(13,350)
7	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/23/2025	388,780	(9,355)
	TOTAL FUTURES CONTRACTS				$ (43,641)

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,797,642 at March 31, 2025. The loaned securities were secured with cash collateral of $5,377,479 and non-cash collateral of $543,719. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.8%
	EQUITY – 75.9%
147,540	FlexShares Global Upstream Natural Resources Index Fund	$ 5,726,027
237,803	iShares Global REIT ETF	5,769,101
102,762	iShares MSCI Emerging Markets ex China ETF	5,661,159
45,167	iShares MSCI USA Small-Cap Multifactor ETF(a)	2,807,581
302,515	SPDR Portfolio S&P 400 Mid Cap ETF(a)	15,482,718
87,136	SPDR Portfolio S&P 500 Growth ETF	7,003,120
140,171	SPDR Portfolio S&P 500 Value ETF	7,158,533
207,418	SPDR Portfolio S&P 600 Small Cap ETF	8,454,358
473,085	Vanguard FTSE Developed Markets ETF	24,046,911
125,867	Vanguard FTSE Emerging Markets ETF	5,696,740
57,690	Vanguard S&P 500 ETF	29,647,467
91,890	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,836,644
		120,290,359
	FIXED INCOME - 11.9%
26,689	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,900,827
120,810	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,882,527
48,861	Vanguard Intermediate-Term Treasury ETF	2,902,343
31,325	Vanguard Mortgage-Backed Securities ETF	1,450,661
87,106	Vanguard Short-Term Inflation-Protected Securities ETF	4,346,589
119,224	Xtrackers USD High Yield Corporate Bond ETF(a)	4,309,948
		18,792,895

	TOTAL EXCHANGE-TRADED FUNDS (Cost $119,461,016)	139,083,254

	SHORT-TERM INVESTMENTS — 18.0%
	COLLATERAL FOR SECURITIES LOANED – 6.6%
10,377,657	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $10,377,657)(b)	10,377,657

	MONEY MARKET FUNDS - 11.4%
18,092,694	Invesco Government & Agency Portfolio, Institutional Class, 4.26% (Cost $18,092,694)(b)	18,092,694

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,470,351)	28,470,351

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

	TOTAL INVESTMENTS – 105.8% (Cost $147,931,367)				$ 167,553,605
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%				(9,229,998)
	NET ASSETS - 100.0%				$ 158,323,607

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
33	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	07/01/2025	$ 3,569,156	$ 23,133
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
11	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/23/2025	$ 1,114,905	$ 18,628
20	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	06/23/2025	5,653,250	38,394
9	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	06/23/2025	2,644,740	10,430
28	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/23/2025	3,382,820	119,115
41	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/23/2025	2,277,140	80,790
	TOTAL FUTURES CONTRACTS				$ 267,357

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $10,523,221 at March 31, 2025. The loaned securities were secured with cash collateral of $10,377,657 and non-cash collateral of $382,228. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.1%
	EQUITY - 58.0%
94,522	FlexShares Global Upstream Natural Resources Index Fund	$ 3,668,399
152,308	iShares Global REIT ETF	3,694,992
32,918	iShares MSCI Emerging Markets ex China ETF	1,813,453
28,938	iShares MSCI USA Small-Cap Multifactor ETF	1,798,786
140,960	SPDR Portfolio S&P 400 Mid Cap ETF	7,214,333
22,330	SPDR Portfolio S&P 500 Growth ETF	1,794,662
53,957	SPDR Portfolio S&P 500 Value ETF	2,755,584
88,592	SPDR Portfolio S&P 600 Small Cap ETF	3,611,010
231,770	Vanguard FTSE Developed Markets ETF	11,780,869
80,635	Vanguard FTSE Emerging Markets ETF	3,649,540
31,678	Vanguard S&P 500 ETF	16,279,640
29,434	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	908,628
		58,969,896
	FIXED INCOME - 30.1%
42,746	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,646,063
276,709	SPDR Portfolio Short Term Corporate Bond ETF	8,328,940
77,398	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,846,716
46,955	Vanguard Intermediate-Term Treasury ETF	2,789,127
40,138	Vanguard Mortgage-Backed Securities ETF	1,858,791
111,608	Vanguard Short-Term Inflation-Protected Securities ETF	5,569,239
19,086	Vanguard Total International Bond ETF	931,779
127,305	Xtrackers USD High Yield Corporate Bond ETF	4,602,076
		30,572,731

	TOTAL EXCHANGE-TRADED FUNDS (Cost $80,582,450)	89,542,627

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 17.4%
	COLLATERAL FOR SECURITIES LOANED – 5.6%
5,693,160	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $5,693,160)(b)				$ 5,693,160

	MONEY MARKET FUNDS - 11.8%
12,041,910	Invesco Government & Agency Portfolio, Institutional Class, 4.26% (Cost $12,041,910)(b)				12,041,910

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,735,070)				17,735,070

	TOTAL INVESTMENTS - 105.5% (Cost $98,317,520)				$ 107,277,697
	LIABILITIES IN EXCESS OF OTHER ASSETS – (5.5)%				(5,619,850)
	NET ASSETS - 100.0%				$ 101,657,847

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
37	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	07/01/2025	$ 4,001,781	$ 24,899
1	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/23/2025	101,355	(145)
2	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	06/23/2025	565,325	(5,513)
1	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	06/23/2025	293,860	(150)
3	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/23/2025	362,445	(2,670)
4	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/23/2025	222,160	(2,690)
	TOTAL FUTURES CONTRACTS				$ 13,731

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $11,128,115 at March 31, 2025. The loaned securities were secured with cash collateral of $5,693,160 and non-cash collateral of $5,690,145. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.